RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

(a)	Related Parties and Transactions

The Company’s related parties include its subsidiaries, associate, a joint venture in which the Company is a joint operator, and key management personnel. During its normal course of operation, the Company enters into transactions with its related parties for goods and services.
Transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. There were no other related party transactions for the years ended December 31, 2018 and 2017.

(b)	Compensation of Key Management Personnel

Key management personnel compensation comprises:

For the years ended December 31,	2018	2017
Short-term employee benefits (i)	$14.9	$20.6
Post-employment benefits	$1.9	$3.4
Termination benefits	$3.7	$—
Share-based payments (ii)	$4.7	$14.1
	$25.2	$38.1

(i)	Short-term employee benefits include salaries, bonuses payable within 12 months of the balance sheet date and other annual employee benefits.

(ii)	Relates to share option, RSU, DSU and PSU grants. Balances exclude the periodic fair value adjustment on the DSUs.

Given the classification of the Company's interest in Brio Gold as a disposal group held for sale during the first quarter of 2018, the Company re-examined the classification of key management personnel for 2018 and determined that the roles which have the authority and responsibility for planning, directing and controlling the activities of the Company are the Board of Directors and members of the Company's Senior Executive Group, comprising the Chief Executive Officer and the Company's senior vice presidents. The Company determined that, effective January 1, 2018 Brio Gold executives and officers and other management personnel outside of the Senior Executive Group are not key management personnel. Had key management personnel been determined on the same basis in 2017, short-term employee benefits, post-employment benefits and share-based payment compensation would have been $15.3 million, $1.9 million, and $6.1 million, respectively, for total compensation of $23.3 million.